CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Revenues	$ 1,044	$ 934	$ 2,057	$ 1,590
Direct operating costs	(467)	(373)	(876)	(716)
General and administrative expenses	(54)	(59)	(112)	(110)
Depreciation and amortization expense	(188)	(206)	(381)	(326)
Profit (loss) from operating activities	335	296	688	438
Interest expense	(125)	(107)	(239)	(201)
Share of profit (loss) of associates and joint ventures accounted for using equity method	1	36	(4)	59
Mark-to-market on hedging items	63	(29)	27	(66)
Gain (Loss) on Disposition of Business	0	0	338	0
Other income	17	(5)	(7)	19
Income before income tax	291	191	803	249
Income tax (expense) recovery
Current	(46)	(38)	(216)	(50)
Deferred	(26)	(18)	(41)	(18)
Net income	219	135	546	181
Attributable to:
Limited partners	64	(10)	186	(14)
General partner	34	28	69	56
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	27	(5)	79	(7)
Interest of others in operating subsidiaries	$ 94	$ 122	$ 212	$ 146
Basic and diluted (loss) earnings per unit attributable to:
Limited partners	$ 0.21	$ (0.06)	$ 0.63	$ (0.09)